RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS (Advisory Fees and Expenses) (Detail)	Aug. 20, 2019 USD ($)
Average invested assets between $0 to $2 billion | Minimum
Related Party Transaction [Line Items]
Average invested assets	$ 0
Average invested assets between $0 to $2 billion | Maximum
Related Party Transaction [Line Items]
Average invested assets	2,000,000,000
Average invested assets between $2 billion to $4 billion | Minimum
Related Party Transaction [Line Items]
Average invested assets	2,000,000,000
Average invested assets between $2 billion to $4 billion | Maximum
Related Party Transaction [Line Items]
Average invested assets	4,000,000,000
Average invested assets over $4 billion | Minimum
Related Party Transaction [Line Items]
Average invested assets	$ 4,000,000,000
Advisors | Advisory fees and expenses | Average invested assets between $0 to $2 billion
Related Party Transaction [Line Items]
Asset management or advisory fees (percent)	0.75%
Advisors | Advisory fees and expenses | Average invested assets between $2 billion to $4 billion
Related Party Transaction [Line Items]
Asset management or advisory fees (percent)	0.70%
Advisors | Advisory fees and expenses | Average invested assets over $4 billion
Related Party Transaction [Line Items]
Asset management or advisory fees (percent)	0.65%